INVESTMENTS - Available-for-sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 72,991	$ 73,429
Allowance for Credit Losses	24	22
Gross Unrealized Gains	106	5,125
Gross Unrealized Losses	9,712	316
Fair Value	63,361	78,216
Amortized Cost (Less Allowance for Credit Losses)
Due in one year or less	1,858
Due in years two through five	15,031
Due in years six through ten	16,281
Due after ten years	26,166
Subtotal	59,336
Amortized cost	72,967
Fair Value
Due in one year or less	1,834
Due in years two through five	14,222
Due in years six through ten	14,433
Due after ten years	20,282
Subtotal	50,771
Fair Value	63,361	78,216
Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments
Proceeds from sales	11,932	27,363	$ 12,903
Gross gains on sales	45	1,152	862
Gross losses on sales	(663)	(195)	(41)
Net (increase) decrease in Allowance for Credit and Intent to Sell losses	247	16	13
Fixed Maturities - Credit Loss Impairments
Balance, beginning of period	44	32	21
Previously recognized impairments on securities that matured, paid, prepaid or sold	263	4	2
Recognized impairments on securities impaired to fair value this period	246	0	0
Credit losses recognized this period on securities for which credit losses were not previously recognized	0	9	6
Additional credit losses this period on securities previously impaired	9	7	7
Increases due to passage of time on previously recorded credit losses	0	0	0
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	0	0	0
Balance, end of period	36	44	$ 32
Global Atlantic Transaction
Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments
Net (increase) decrease in Allowance for Credit and Intent to Sell losses	(245)
Corporate
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	50,712	50,172
Allowance for Credit Losses	24	22
Gross Unrealized Gains	89	2,601
Gross Unrealized Losses	7,206	240
Fair Value	43,571	52,511
Fair Value
Fair Value	43,571	52,511
U.S. government, agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	7,054	13,056
Allowance for Credit Losses	0	0
Gross Unrealized Gains	1	2,344
Gross Unrealized Losses	1,218	15
Fair Value	5,837	15,385
Fair Value
Fair Value	5,837	15,385
States and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	609	586
Allowance for Credit Losses	0	0
Gross Unrealized Gains	7	78
Gross Unrealized Losses	89	2
Fair Value	527	662
Fair Value
Fair Value	527	662
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	985	1,124
Allowance for Credit Losses	0	0
Gross Unrealized Gains	2	42
Gross Unrealized Losses	151	14
Fair Value	836	1,152
Fair Value
Fair Value	836	1,152
Residential Mortgage-Backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	908	90
Allowance for Credit Losses	0	0
Gross Unrealized Gains	1	8
Gross Unrealized Losses	87	0
Fair Value	822	98
Amortized Cost (Less Allowance for Credit Losses)
Without single maturity date	908
Fair Value
Without single maturity date	822
Fair Value	822	98
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	8,859	5,933
Allowance for Credit Losses	0	0
Gross Unrealized Gains	4	21
Gross Unrealized Losses	373	20
Fair Value	8,490	5,934
Amortized Cost (Less Allowance for Credit Losses)
Without single maturity date	8,859
Fair Value
Without single maturity date	8,490
Fair Value	8,490	5,934
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	3,823	2,427
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	19
Gross Unrealized Losses	588	25
Fair Value	3,235	2,421
Amortized Cost (Less Allowance for Credit Losses)
Without single maturity date	3,823
Fair Value
Without single maturity date	3,235
Fair Value	3,235	2,421
Redeemable preferred stock
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	41	41
Allowance for Credit Losses	0	0
Gross Unrealized Gains	2	12
Gross Unrealized Losses	0	0
Fair Value	43	53
Amortized Cost (Less Allowance for Credit Losses)
Without single maturity date	41
Fair Value
Without single maturity date	43
Fair Value	$ 43	$ 53